Derivative Instruments - Currency and Interest Rate Swap Contracts under Cash Flow Hedge Accounting (Detail)	12 Months Ended
Dec. 31, 2019
Fixed-to-fixed cross currency swap, Jul. 20, 2007 [member]
Disclosure of detailed information about hedging instruments [line items]
Borrowing date	Jul. 20, 2007
Hedging Instrument(Hedged item)	Fixed-to-fixed cross currency swap (U.S. dollar denominated bonds face value of USD 400,000)
Hedged risk	Foreign currency risk
Financial institution	Morgan Stanley and four other banks
Duration of contract	Jul. 20, 2007 ~ Jul. 20, 2027
Floating-to-fixed cross currency interest rate swap, Mar. 7, 2013 [member]
Disclosure of detailed information about hedging instruments [line items]
Borrowing date	Mar. 07, 2013
Hedging Instrument(Hedged item)	Floating-to-fixed cross currency interest rate swap (U.S. dollar denominated bonds face value of USD 300,000)
Hedged risk	Foreign currency risk and interest rate risk
Financial institution	DBS bank
Duration of contract	Mar. 7, 2013 ~ Mar. 7, 2020
Fixed-to-fixed cross currency swap, Dec.16, 2013 [member]
Disclosure of detailed information about hedging instruments [line items]
Borrowing date	Dec. 16, 2013
Hedging Instrument(Hedged item)	Fixed-to-fixed cross currency swap (U.S. dollar borrowing amounting to USD 28,732
Hedged risk	Foreign currency risk
Financial institution	Deutsche bank
Duration of contract	Dec. 16, 2013 ~ Apr. 29, 2022
Fixed-to-fixed cross currency swap, Apr. 16, 2018 [member]
Disclosure of detailed information about hedging instruments [line items]
Borrowing date	Apr. 16, 2018
Hedging Instrument(Hedged item)	Fixed-to-fixed cross currency swap (U.S. dollar denominated bonds face value of USD 500,000)
Hedged risk	Foreign currency risk
Financial institution	The Export-Import Bank of Korea and three other banks
Duration of contract	Apr. 16, 2018 ~ Apr. 16, 2023
Fixed-to-fixed cross currency swap, Aug. 13, 2018 [member]
Disclosure of detailed information about hedging instruments [line items]
Borrowing date	Aug. 13, 2018
Hedging Instrument(Hedged item)	Fixed-to-fixed cross currency swap (U.S. dollar denominated bonds face value of USD 300,000)
Hedged risk	Foreign currency risk
Financial institution	Citibank
Duration of contract	Aug. 13, 2018 ~ Aug. 13, 2023
Floating-to-fixed interest rate swap, Dec. 20, 2016 [member]
Disclosure of detailed information about hedging instruments [line items]
Borrowing date	Dec. 20, 2016
Hedging Instrument(Hedged item)	Floating-to-fixed interest rate swap (Korean won borrowing amounting to KRW 24,500)
Hedged risk	Interest rate risk
Financial institution	Korea Development Bank
Duration of contract	Dec. 20, 2016 ~ Dec. 20, 2021
Floating-to-fixed interest rate swap, Dec. 21, 2017 [member]
Disclosure of detailed information about hedging instruments [line items]
Borrowing date	Dec. 21, 2017
Hedging Instrument(Hedged item)	Floating-to-fixed interest rate swap (Korean won borrowing amounting to KRW 37,500)
Hedged risk	Interest rate risk
Financial institution	Korea Development Bank
Duration of contract	Dec. 21, 2017~ Dec. 21, 2022
Floating-to-fixed interest rate swap, Dec. 19, 2018 [member]
Disclosure of detailed information about hedging instruments [line items]
Borrowing date	Dec. 19, 2018
Hedging Instrument(Hedged item)	Floating-to-fixed interest rate swap (Korean won borrowing amounting to KRW 50,000)
Hedged risk	Interest rate risk
Financial institution	Credit Agricole CIB
Duration of contract	Mar. 19, 2019~ Dec. 14, 2023